FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk classification of trade accounts receivable (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Expected credit losses	R$ 21,109	R$ 34,763	R$ 41,889
Credit risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	9,628,121	6,566,228
Expected credit losses	21,109	34,763
Credit risk | Low | Current and overdue to up 30 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	9,430,244	6,491,726
Credit risk | Average | Overdue between 30 and 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	129,900	19,147
Credit risk | High | Overdue more than 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 67,977	R$ 55,355